Employee Retirement Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Retirement Benefits [Abstract]
Employee Retirement Plans

Note 17. Employee Retirement Plans

Pension Plans

The Company sponsors certain defined benefit pension plans. Certain of these defined benefit pension plans are non-contributory and frozen and therefore no additional service costs are incurred for those plans. Other defined benefit pension plans maintained by the Company’s operating subsidiaries continue to accrue benefits for eligible participants in accordance with the respective plan provisions. Net periodic pension (income) cost was not material for the three and six months ended June 30, 2026 and 2025.

Contributions to the Company’s defined benefit pension plans were not material for the three and six months ended June 30, 2026 and 2025. Contributions to the defined benefit pension plans are not expected to be material in 2026.

Deferred Compensation Plans

The Company maintains a non-qualified deferred compensation plan for certain of its employees. In 2026, the non-qualified deferred compensation plan was frozen to new employee and employer contributions, with existing balances continuing to accrue earnings based on participants' investment elections. Generally, participants have the ability to defer a certain amount of their compensation, as defined in the agreement. The deferred compensation liability will be paid out either upon retirement or as requested based upon certain terms in the agreements and in accordance with Internal Revenue Code Section 409A. The Company holds investments in company-owned life insurance policies which are recorded at cash surrender value (Level 2). The investments are included in Other assets on the Condensed Consolidated Balance Sheets and were $33,661 and $32,728, as of June 30, 2026 and December 31, 2025, respectively. The liabilities under this plan were $2,403 and $2,566, which are included in Accrued expenses and other current liabilities, and $15,081 and $16,490, which are included in Other long-term liabilities on the Condensed Consolidated Balance Sheets, as of June 30, 2026 and December 31, 2025, respectively.

Defined Contribution Plans

The Company sponsors defined contribution plans covering substantially all eligible employees. The plans permit participants to make elective deferrals, with the Company providing matching contributions. Company contributions vary depending on the date of hire, with the majority of employees eligible for employer matching on a portion of their contributions. Employer contributions to the defined contribution plans were $2,418 and $2,409 for the three months ended June 30, 2026 and 2025, respectively and $5,878 and $6,192 for the six months ended June 30, 2026 and 2025, respectively.

Note 17. Employee Retirement Plans

Ovation Pension Plan

Ovation TopCo, L.P. has a non-contributory qualified defined benefit pension plan (the “Ovation Pension Plan”) that is closed to all new hires and is frozen with respect to future benefit accruals. The measurement date for this plan is December 31.

Ovation TopCo, L.P. also has a Supplemental Employees’ Retirement Plan (“SERP”), which is considered a non-qualified pension plan. The SERP provides certain key executives, whose compensation is in excess of the limitations imposed by federal law on the qualified defined benefit pension plan, with supplemental benefits based upon eligible earnings, years of service and age at retirement. The Board’s Compensation Committee and the Board have not approved any new participants to the SERP since the acquisition date, and do not intend to do so at any time in the future. The measurement date for this plan is December 31. The SERP does not have a material impact on the combined financial statements for the periods presented. The Ovation Pension Plan and the SERP were assumed in the Arxis Businesses Transaction, described in “Note 3. Business Combinations.”

The changes in the actuarial present value of the projected benefit obligation and fair value of Ovation Pension Plan assets were as follows:

	December 31,
	2025	2024
Projected benefit obligation, beginning balance	$569,070	$607,033
Interest cost	30,255	7,373
Actuarial liability loss (gain)	8,363	(34,887)
Benefit payments	(45,221)	(10,449)
Projected benefit obligation, ending balance	$562,467	$569,070
Fair value of plan assets, beginning balance	520,617	571,163
Actual return on plan assets	54,085	(40,097)
Employer contributions	—	—
Benefit payments	(45,221)	(10,449)
Fair value of plan assets, ending balance	$529,481	$520,617
Underfunded status, ending balance	(32,986)	(48,453)
Accumulated benefit obligation	$562,467	$569,070

The liabilities related to the Ovation Pension Plan were as follows:

	December 31,
	2025	2024
Current liabilities	$—	$—
Noncurrent liabilities	(32,986)	(48,453)
Total	$(32,986)	$(48,453)

The following table presents amounts included within Members’ equity on the Combined Balance Sheets for the Ovation Pension Plan that will be recognized as components of pension cost in future periods:

	December 31,
	2025	2024
Unrecognized (gain) loss	$(1,647)	$10,717

Components of the net periodic pension cost and other comprehensive income (loss) for the Ovation Pension Plan were computed using the projected unit credit actuarial cost method and included the following components:

	Year Ended December 31,
	2025	2024
Interest cost on projected benefit obligation	$30,255	$7,373
Expected return on plan assets	(29,414)	(8,690)
Net pension benefit cost (income)	$841	$(1,317)
Change in net (gain) loss	$(12,364)	$10,717
Total recognized in other comprehensive (income) loss	(12,364)	10,717
Total recognized in net periodic (income) cost and other comprehensive (income) loss	$(11,523)	$9,400

There were no contributions made to the Ovation Pension Plan during the years ended December 31, 2025 and 2024 and there are no contributions expected to be made during 2026. The future benefits expected to be paid to the Ovation Pension Plan were as follows:

Year Ending December 31,	Amount
2026	$42,857
2027	43,489
2028	43,786
2029	44,033
2030	43,927
Next five years	212,116
Total expected benefit payments	$430,208

Mortality is a key assumption in developing actuarial estimates and, therefore, could significantly impact the valuation of the obligations under the qualified pension plan and SERP. The mortality data was reviewed and based on the size and demographics of the Ovation Pension Plans’ participant population; it was determined that the Pri-2012 Blue Collar mortality table projected generationally with mortality improvement scale MP-2021 was the most appropriate assumption.

The Financial Times Stock Exchange Above Median Double-A Curve was used to develop the discount rate assumption. The discount rates used in determining benefit obligations of the Ovation Pension Plan were as follows:

	December 31,
	2025	2024
Discount rate	5.4%	5.6%

The actuarial assumptions used in determining the net periodic benefit cost of the Ovation Pension Plan were as follows:

	December 31,
	2025	2024
Discount rate	5.6%	4.9%
Expected return on plan assets	5.9%	6.1%

Other

The Company utilizes a “spot rate approach” in the calculation of pension interest and service cost. The spot rate approach applies separate discount rates for each projected benefit payment in the calculation of pension interest and service cost.

Ovation Pension Plan Assets

The expected return on plan assets rate was determined based upon historical returns adjusted for estimated future market fluctuations.

The Ovation Pension Plan assets are invested in a diversified portfolio consisting of equity and fixed income securities. The investment goals for pension plan assets are to improve and/or maintain the Ovation Pension Plan’s funded status by generating long-term asset returns that exceed the rate of growth of the Ovation Pension Plan’s liabilities. The Ovation Pension Plan invests assets in a manner that seeks to (a) maximize return within reasonable and prudent levels of risk of loss of funded status; and (b) maintain sufficient liquidity to meet benefit payment obligations and other periodic cash flow requirements on a timely basis. As the plan’s funded status changes, the Pension Administrative Committee (the management committee that is responsible for plan administration), will act through an immediate or gradual process, as appropriate, to reallocate assets.

Under the current investment policy, no Investment Manager may invest in investments deemed illiquid by the Investment Manager at the time of purchase, development programs, real estate, mortgages or private equities without prior written authorization from the Pension Administrative Committee. In addition, with the exception of USG securities, managers’ holdings in the securities of any one issuer, at the time of purchase, may not exceed 7.5% of the total market value of that manager’s account.

The pension plan assets are valued at fair value. The following is a description of the valuation methodologies used for the investments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy.

Short-term Investments - This investment category consists of cash and cash equivalents and futures and options contracts. Cash and cash equivalents are comprised of investments with maturities of three months or less when purchased, including certain short-term fixed-income securities, and are classified as Level 1 investments. Futures contracts and options contracts requiring the investment managers to receive from or pay to the broker an amount of cash equal to daily fluctuations are included in short-term investments and are classified as Level 2 investments.

Corporate Stock - This investment category consists primarily of domestic common stock issued by U.S. corporations. Common shares are traded actively on exchanges and price quotes for these shares are readily available. Holdings of corporate stock are classified as Level 1 investments.

Mutual Funds - Mutual funds are traded actively on public exchanges. The share prices for these mutual funds are published at the close of each business day. Holdings of mutual funds are classified as Level 1 investments.

Common Trust Funds - Common trust funds are comprised of shares or units in commingled funds that are not publicly traded. The values of the commingled funds are not publicly quoted and must trade through a broker. For equity and fixed-income commingled funds traded through a broker, the fund administrator values the fund using the net asset value (“NAV”) per fund share, derived from the value of the underlying assets. The underlying assets in these funds (equity securities, fixed income securities and commodity-related securities) are publicly traded on exchanges and price quotes for the assets held by these funds are readily available. Holdings of common trust funds are not subject to leveling. In accordance with Topic 820, Fair Value Measurement, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension plan assets.

Fixed Income Securities - For fixed income securities, multiple prices and price types are obtained from pricing vendors whenever possible, which enables cross-provider validations. A primary price source is identified based on asset type, class or issue for each security. The fair values of fixed income securities are based on evaluated prices that reflect observable market information, such as actual trade information of similar securities, adjusted for observable differences, and are categorized as Level 2. These securities are primarily investment grade securities.

The fair values of the Ovation Pension Plan assets as of December 31, 2025 were as follows:

	Total carrying value	Quoted price in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable input (Level 3)	Measured at NAV
Short-term investments:
Cash and cash equivalents	$8,132	$8,132	$—	$—	$—
Fixed income securities	337,161	32,084	305,077	—	—
Mutual funds	184,188	157,588	12,963	—	13,637
Total	$529,481	$197,804	$318,040	$—	$13,637

The fair values of the Ovation Pension Plan assets as of December 31, 2024 were as follows:

	Total carrying value	Quoted price in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable input (Level 3)	Measured at NAV
Short-term investments:
Cash and cash equivalents	$10,119	$10,119	$—	$—	$—
Futures contracts - assets	3,157	—	3,157	—	—
Fixed income securities	220,543	—	220,543	—	—
Mutual funds	60,021	60,021	—	—	—
Common trust funds	202,220	—	—	—	202,220
Corporate stock	24,557	24,557	—	—	—
Total	$520,617	$94,697	$223,700	$—	$202,220

Hawkeye Pension Plans

One of the Hawkeye TopCo, L.P.’s subsidiaries provides its employees with two qualified defined benefit plans (the “Hawkeye Pension Plans”) covering substantially all of the subsidiaries’ employees. The benefits are based on monthly amounts accrued upon the employee’s date of termination, the level of pension benefit in effect as such time, and the employee’s credited years of service. The funding policy is to make contributions to the trustee of the Hawkeye Pension Plans for purposes of providing pension under the Hawkeye Pension Plans as required under accepted actuarial principles to maintain the Hawkeye Pension Plans and pension funds in sound condition.

The changes in the actuarial present value of the projected benefit obligation and fair value of the Hawkeye Pension Plan assets were as follows:

	December 31,
	2025	2024
Change in projected benefit obligations:
Projected benefit obligation at beginning of year	$9,727	$10,677
Service cost	230	213
Interest cost	454	467
Benefit payments	(766)	(779)
Actuarial loss	281	—
Effect of currency translation loss (gain)	512	(851)
Projected benefit obligation at end of year	$10,438	$9,727
Change in plan assets:
Fair value of plan assets at beginning of year	$12,543	$13,505
Actual return on plan assets	506	771
Employer contributions, net of administrative costs	148	135
Benefit payments	(766)	(779)
Effect of currency translation gain (loss)	662	(1,089)
Fair value of plan assets at end of year	13,093	12,543
Funded status at end of year	2,655	2,816
Amount recognized within Other assets on the Combined Balance Sheets	2,655	2,816
Amount recognized within Other comprehensive (loss) income on the Combined Statements of Members’ Equity	$(307)	$281

The Company’s overall investment strategy is to provide participants with the stipulated level of retirement income at a reasonable cost. The Company’s investment policy includes various guidelines and procedures designed to ensure assets are invested in a manner necessary to meet expected future benefits earned by participants. The target allocation is to ensure assets are invested with the intent to protect pension plan assets so that such assets are preserved for the provision of benefits to participants and their beneficiaries, and such long-term growth may maximize the amounts available to provide such benefits without undue risk. The target allocation for plan assets are 50% equity securities, 25% fixed income securities, and 25% real return bonds.

As of December 31, 2025 and 2024, the Hawkeye Pension Plan assets were invested in pooled investment funds valued using net asset value (“NAV”) as a practical expedient for estimating fair value. The NAV is based on the unit value of the underlying security. The fair values of the Hawkeye Pension Plan assets by asset category were as follows:

	December 31,
	2025	2024
Equity funds	$4,227	$3,158
Fixed income funds	8,866	9,385
Total	$13,093	$12,543

Components of the net periodic pension cost and other comprehensive income (loss) for the Hawkeye Pension Plans were as follows:

	Year Ended December 31,
	2025	2024	2023
Net periodic pension cost:
Service cost	$230	$213	$211
Interest cost	454	467	506
Expected return on plan assets	(575)	(577)	(566)
Amortization of prior service costs	8	—	9
Amortization of loss	—	—	8
Net periodic pension cost	$117	$103	$168
Other pre-tax changes in plan asset and benefit obligations recognized in other comprehensive income (loss):
Actuarial loss (gain)	$259	$(79)	$(350)
Amortization of prior service cost	(8)	(8)	(9)
Amortization of loss	—	—	(8)
Total loss (gain) recognized in accumulated other comprehensive loss (income)	251	(87)	(367)
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$368	$16	$(199)

The weighted average assumptions used in the accounting for the Hawkeye Pension Plans were as follows:

	December 31,
	2025		2024
	Salaried Plan	Hourly Plan	Salaried Plan	Hourly Plan
Discount rate	4.85%	4.85%	4.65%	4.65%
Expected return on plan assets	5.10%	4.40%	5.05%	4.25%
Average compensation increase	2.50%	N/A	N/A	N/A

The expected return on Hawkeye Pension Plan assets is set to equal the discount rate used to measure the fair value of the plan assets. As of December 31, 2025, no plan assets are expected to be returned to the Company in the next twelve months.

The accumulated benefit obligation totaled $10,438 and $9,727 as of December 31, 2025 and 2024, respectively.

The future benefits expected to be paid to the Hawkeye Pension Plans were as follows:

Year Ending December 31,	Amount
2026	$695
2027	729
2028	777
2029	766
2030	772
Next five years	3,663
Total expected benefit payments	$7,402

Deferred Compensation Plans

The Company maintains a non-qualified deferred compensation plan for certain of its employees. Generally, participants have the ability to defer a certain amount of their compensation, as defined in the agreement. The deferred compensation liability will be paid out either upon retirement or as requested based upon certain terms in the agreements and in accordance with Internal Revenue Code Section 409A. The Company holds investments in company-owned life insurance policies which are recorded at cash surrender value (Level 2). The investments are included in Other assets on the Combined Balance Sheets and were $32,728 and $31,068, as of December 31, 2025 and 2024, respectively. The liabilities under this plan were $2,566 and $0, which are included in Accrued expenses and other current liabilities, and $16,490 and $19,340, which are included in Other long-term liabilities on the Combined Balance Sheets, as of December 31, 2025 and 2024, respectively.

Defined Contribution Plans

The Company sponsors defined contribution plans covering substantially all eligible employees. The plans permit participants to make elective deferrals, with the Company providing matching contributions. Company contributions vary depending on the date of hire, with the majority of employees eligible for employer matching on a portion of their contributions. Employer contributions to the defined contribution plans were approximately $10,604, $4,549, and $2,262 for the years ended December 31, 2025, 2024, and 2023, respectively.